Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Cost and carrying amount	¥ 237	¥ 237